RELATED-PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2018
RELATED-PARTY TRANSACTIONS
RELATED-PARTY TRANSACTIONS

17. RELATED‑PARTY TRANSACTIONS

The Company has in place a registration rights agreement with its major shareholders that allows them to require the Company to register Class A shares held by them under the U.S. Securities Act of 1933, as amended (the “Securities Act”), under certain circumstances. In such circumstances, the Company is obliged to pay all expenses, other than underwriting commissions and discounts, relating to any such registration.

Following the sale of a controlling interest to Sberbank and the deconsolidation of Yandex.Money in July 2013, the Company retained a noncontrolling interest and significant influence over Yandex.Money’s business. The Company continues to use Yandex.Money for payment processing and to sublease to Yandex.Money part of its premises. The amount of revenues from subleasing and other services was RUB 106, RUB 86 and RUB 51  ($0.7) for the years ended December 31, 2016, 2017 and 2018, respectively. The amount of fees for online payment commissions was RUB 173, RUB 439 and RUB 432  ($6.2) for the years ended December 31, 2016, 2017 and 2018, respectively. As of December 31, 2017 and 2018, the amount of receivables related to payment processing was RUB 158 and RUB 344 ($5.0), respectively. The Company believes that the terms of the agreements with Yandex.Money are comparable to the terms obtained in arm’s‑length transactions with unrelated similarly situated customers and suppliers of the Company.

Following the formation of Yandex.Market joint venture with Sberbank and the deconsolidation of Yandex.Market in April 2018 (Note 4), the Company retained a noncontrolling interest and significant influence over Yandex.Market’s business. The Company continues to provide advertising and other services and to sublease to Yandex.Market part of its premises. The amount of revenues from advertising services was RUB 469  ($6.8) for the year ended December 31, 2018. The amount of revenues from subleasing and other services was RUB 1,001  ($14.4) for the year ended December 31, 2018. As of December 31, 2018, the amount of receivables from Yandex.Market was RUB 407  ($5.9) and amount of payables was RUB 70  ($1.0). The Company believes that the terms of the agreements with Yandex.Market are comparable to the terms obtained in arm’s‑length transactions with unrelated similarly situated customers and suppliers of the Company.

As of December 31, 2017 and 2018, the amount of loans granted to certain senior employees was RUB 173 and RUB 207 ($3.0), respectively (Note 5). The loans bear interest rate up to 8% per annum and mature in 2019-2028.